Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 1,837,185		$ 1,742,749
Restricted cash and cash equivalent	297,022		13,733
Other
Cash and cash equivalents [Line Items]
Cash and cash equivalents	74,022		23,815
US$
Cash and cash equivalents [Line Items]
Cash and cash equivalents	1,220,064		1,306,404
RMB
Cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 543,099	¥ 3,462,640	$ 412,530	¥ 2,691,718